U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F
                           COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment [  ]: Amendment Number
     This Amendment (check only one):   [  ]  is a restatement.
                                   	[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EquiTrust Investment Management Services, Inc.
Address:  5400 University Avenue  West Des Moines  Iowa   50266-5997

Form 13F File Number:    28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Dennis M. Marker
Title:    President
Phone:    (515) 225-5522

Signature, Place and Date of Signing:

  /s/ Dennis M. Marker        West Des Moines, IA      08/13/2007
Signature                     City, State              Date

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in the report.
[  ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATIONS REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:          None
                            FORM 13F
                          SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 219
Form 13F Information Table Value Total: $586,741

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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					            FORM 13F

                                                                          Item 6:Inv Discretion
             Item 1:            Item 2:  Item 3:   Item 4:    Item 5: (a)Sole(b)Shared(c)Shared Item 7:     Item 8:
                                 Title              Total                     as def.  Other            Voting Auth (Shares)
         Name of Issuer         of Class  Cusip    Mktvalue    Shares         Instr.V            Mgrs  (a)Sole (b)Shared(c)None
ABBOTT LABORATORIES              COM     002824100    5,161     92,483   x                               x
ABITIBI CONSOLIDATED INC         COM     003924107    1,349    478,390   x                               x
ADAMS EXPRESS COMPANY            MF      006212104    1,341     95,627   x                               x
ADAPTEC INC                      COM     00651F108      432    111,500   x                               x
ADC TELECOMMUNICATIONS           COM     000886309      751     44,833   x                               x
AGILENT TECHNOLOGIES INC         COM     00846U101      647     19,210   x                               x
ALCOA INC                        COM     013817101    1,722     50,807   x                               x
ALLSTATE CORP                    COM     020002101    1,329     22,130   x                               x
ALLTEL CORP                      COM     020039103      765     12,345   x                               x
ALTRIA GROUP INC                 COM     02209S103    7,228     82,313   x                               x
AMERICAN EXPRESS COMPANY         COM     025816109    4,958     87,900   x                               x
AMERICAN INT'L GROUP INC         COM     026874107    6,428     95,627   x                               x
AMERIPRISE FINANCIAL INC         COM     03076C106    1,458     25,514   x                               x
AMGEN INC                        COM     031162100    2,787     49,867   x                               x
ANADARKO PETROLEUM CORP          COM     032511107    1,691     39,350   x                               x
ANHEUSER-BUSCH COS               COM     035229103    2,787     55,228   x                               x
APACHE CORP                      COM     037411105    1,648     23,310   x                               x
APPLIED MATERIALS INC.           COM     038222105      729     39,775   x                               x
AT&T INC                         COM     00206R102    2,463     62,476   x                               x
ATMOS ENERGY                     COM     049560105    2,701     86,347   x                               x
BJ SERVICES CO                   COM     055482103      687     24,635   x                               x
BP PLC                           COM     055622104    1,710     26,415   x                               x
BAKER HUGHES INC                 COM     057224107    1,653     25,000   x                               x
BANK OF AMERICA                  COM     060505104    6,547    128,318   x                               x
BANK OF AMERICA                  PFD     060505831    1,575     60,000   x                               x
BANK OF NEW YORK CO INC          COM     064057102    2,484     61,265   x                               x
BARRICK GOLD CORP                COM     067901108    4,139    144,981   x                               x
BECTON DICKINSON & CO.           COM     075887109    2,432     31,635   x                               x
BELO CORPORATION                 COM     080555105    1,127     60,390   x                               x
BIOMET INC                       COM     090613100      814     19,150   x                               x
BLACKROCK PROVIDENT T-FUND       MF      09248U718    8,009  8,008,972   x                               x
BOEING COMPANY                   COM     097023105    4,689     52,738   x                               x
BOSTON SCIENTIFIC                COM     101137107      172     11,815   x                               x
BRISTOL-MYERS SQUIBB CO          COM     110122108    1,705     61,422   x                               x
CBS CORP                         COM     124857202      620     20,279   x                               x
CIT GROUP INC                    PFD     125581306    1,008     10,000   x                               x
CMS ENERGY CORP                  COM     125896100    1,169     65,650   x                               x
CATERPILLAR INC                  COM     149123101    3,152     47,028   x                               x
CHEVRON CORP                     COM     166764100    7,356     99,458   x                               x
CISCO SYSTEMS INC                COM     17275R102    5,229    204,809   x                               x
CINTAS CORP                      COM     172908105      646     17,900   x                               x
CITIGROUP INC                    COM     172967101    8,292    161,509   x                               x
COCA-COLA COMPANY                COM     191216100    4,724     98,423   x                               x
COCA COLA ENTERPRISES            COM     191219104      852     42,065   x                               x
COLGATE PALMOLIVE CO             COM     194162103      989     14,810   x                               x
COMCAST CORP                     COM     20030N101    3,159    121,745   x                               x
COMPUWARE CORP                   COM     205638109      437     46,000   x                               x
CONAGRA FOODS INC                COM     205887102    1,442     57,873   x                               x
CONOCOPHILLIPS                   COM     20825C104    5,374     78,628   x                               x
DARLING INTERNATIONAL INC        COM     237266101   10,146  1,560,899   x                               x
DEAN FOODS CO                    COM     242370104      992     21,221   x                               x
DEERE & CO                       COM     244199105    1,045      9,620   x                               x
DELL INC                         COM     24702R101    1,211     52,168   x                               x
DISNEY (WALT) COMPANY            COM     254687106    2,085     60,564   x                               x
DOMINION RESOURCES INC/VA        COM     25746U109    1,693     19,070   x                               x
RR DONNELLEY & SONS CO           COM     257867101    1,334     36,455   x                               x
DOW CHEMICAL                     COM     260543103    2,220     48,408   x                               x
DU PONT (E.I.) DE NEMOURS        COM     263534109    4,243     85,844   x                               x
ECI TELECOM LTD                  COM     268258100      246     30,000   x                               x
EMC CORP                         COM     268648102    2,561    184,903   x                               x
EBAY INC                         COM     278642103      901     27,165   x                               x
ELECTRONIC DATA SYSTEMS CORP     COM     285661104      747     27,000   x                               x
EMERSON ELECTRIC                 COM     291011104      517     12,000   x                               x
ENTERGY MISSISSISPPI INC         PFD     29364N850    1,275     50,000   x                               x
EQUITRUST SERIES FUND, INC       MF      294937701    1,927    123,716   x                               x
EQUITRUST SERIES FUND, INC       MF      294937800      193     18,602   x                               x
EQUITRUST SERIES FUND, INC       MF      294937867    2,411  2,411,336   x                               x
EQUITRUST SERIES FUND, INC       MF      294937875      178     11,524   x                               x
EQUITRUST SERIES FUND, INC       MF      294937883    1,085    110,859   x                               x
EQUITRUST MONEY MARKET FUND      MF      294938105      711    710,917   x                               x
EVERGREEN INST TREAS MMKT-IV     MF      299920439       25     25,307   x                               x
EXELON CORP                      COM     30161N101    2,778     40,438   x                               x
EXXON MOBIL CORPORATION          COM     30231G102    8,686    115,119   x                               x
FED HOME LOAN MTG CORP           COM     313400301      863     14,500   x                               x
FEDERAL NATIONAL MTG ASSN        COM     313586109    1,292     23,671   x                               x
FEDERAL NATIONAL MTG ASSN        PFD     313586794    2,363     45,000   x                               x
FEDERAL SIGNAL CORP              COM     313855108    1,346     86,700   x                               x
FIRST DATA CORP                  COM     319963104      245      9,100   x                               x
GENERAL ELECTRIC COMPANY         COM     369604103   15,928    450,450   x                               x
GENERAL MILLS INC                COM     370334104      479      8,230   x                               x
GENERAL MOTORS CORPORATION       COM     370442105      841     27,449   x                               x
GENWORTH FINANCIAL INC           PFD     37247D403      980     20,000   x                               x
GLAXOSMITHKLINE PLC-ADR          COM     37733W105    1,229     22,245   x                               x
GLOBAL INDUSTRIES LTD            COM     379336100      187     10,200   x                               x
H & Q LIFE SCIENCES              MF      404053100    1,455    104,694   x                               x
HEALTH MGMT ASSOCIATES INC       COM     421933102    1,532    140,945   x                               x
HELMERICH & PAYNE                COM     423452101      920     30,330   x                               x
HEWLETT-PACKARD CO.              COM     428236103    3,774     94,027   x                               x
HOME DEPOT INC                   COM     437076102    1,632     44,421   x                               x
HONEYWELL INTERNATIONAL INC      COM     438516106    7,473    162,236   x                               x
ITT CORP                         COM     450911102    2,448     40,580   x                               x
ILLINOIS TOOL WORKS              COM     452308109    2,095     40,600   x                               x
INTEL CORP                       COM     458140100    2,998    156,712   x                               x
INT'L BUSINESS MACHINES CORP     COM     459200101    2,298     24,378   x                               x
INTERSTATE P&L CO                PFD     461070872    5,515    182,300   x                               x
INTUIT INC                       COM     461202103      714     26,100   x                               x
ISHARES                          MF      464287200      234      1,645   x                               x
ISHARES                          MF      464287465    2,411     31,615   x                               x
ISHARES                          MF      464287564    2,573     24,930   x                               x
ISHARES                          MF      464287598    2,744     33,005   x                               x
ISHARES                          COM     464287614    1,518     27,285   x                               x
ISHARES                          MF      464287630    4,792     59,180   x                               x
JP MORGAN CHASE & CO             COM     46625H100    3,759     77,690   x                               x
JANUS GROWTH & INCOME FUND       MF      471023200    1,581     41,172   x                               x
JOHNSON & JOHNSON                COM     478160104    9,415    156,241   x                               x
JONES APPAREL GROUP INC          COM     480074103    1,021     33,225   x                               x
JPMORGAN US TREAS PL MMK-AG      MF      4812C2$J1    3,652  3,651,623   x                               x
JPMORGAN US TREAS PL MMK-AG      MF      4812C2742   58,409 58,408,943   x                               x
KV PHARMACEUTICAL CO - CLASS A   COM     482740206    1,293     52,300   x                               x
KIMBERLY-CLARK                   COM     494368103    3,299     48,170   x                               x
KINDER MORGAN MANAGEMENT LLC     COM     49455U100    1,985     38,742   x                               x
KROGER CO                        COM     501044101    2,443     86,485   x                               x
LIFEPOINT HOSPITALS INC          COM     53219L109    1,244     32,538   x                               x
LILLY (ELI) & CO                 COM     532457108    1,610     29,969   x                               x
LOWE'S COMPANIES                 COM     548661107    1,498     47,560   x                               x
MBIA INC                         COM     55262C100      742     11,334   x                               x
MCDONALDS CORPORATION            COM     580135101    4,044     89,759   x                               x
MEDTRONIC INC                    COM     585055106    1,589     32,395   x                               x
MERCK & CO INC                   COM     589331107    2,176     49,258   x                               x
MERIDIAN GROWTH FUND INC         MF      589619105    2,081     50,241   x                               x
METLIFE INC                      COM     59156R108    2,122     33,605   x                               x
METLIFE INC                      PFD     59156R504    1,575     60,000   x                               x
MICROSOFT CORP                   COM     594918104    7,111    255,144   x                               x
MONEY MARKET OBLIGATIONS         MF      60934N203      531    531,466   x                               x
MOTOROLA INC                     COM     620076109    1,092     61,799   x                               x
MYLAN LABORATORIES               COM     628530107      863     40,825   x                               x
NATIONAL CITY CORP               COM     635405103    1,120     30,055   x                               x
NATIONAL WESTMINSTER BANK        PFD     638539AG1    5,048  5,000,000   x                               x
NEW PLAN EXCEL REALTY TRUST      PFD     648053700    7,965    160,000   x                               x
NEW YORK COMMUNITY BANCORP       COM     649445103    2,070    117,655   x                               x
NEWMONT MINING CORP              COM     651639106    2,192     52,195   x                               x
NEWS CORP INC                    COM     65248E104      936     40,485   x                               x
NORTHERN INSTL                   MF      665278$PW   15,740 15,740,357   x                               x
NORTHERN INSTL                   MF      665278107    1,445  1,445,069   x                               x
NORTHWEST PIPE COMPANY           COM     667746101    1,860     46,700   x                               x
NOVARTIS AG-ADR                  COM     66987V109    1,366     25,000   x                               x
OCCIDENTAL PETROLEUM CO          COM     674599105    2,785     56,475   x                               x
OLIN CORP                        COM     680665205      784     46,300   x                               x
ORACLE CORPORATION               COM     68389X105    2,778    153,246   x                               x
PEPCO HOLDINGS INC               COM     713291102    2,914    100,430   x                               x
PEPSICO INC                      COM     713448108    4,217     66,345   x                               x
PFIZER INC                       COM     717081103    7,634    302,215   x                               x
PINNACLE WEST CAPITAL            COM     723484101    2,667     55,265   x                               x
PRESTON CORP                     DEB CONV741130AA6      302    306,000   x                               x
T ROWE PRICE GROWTH STOCK FUND   MF      741479109    1,576     49,460   x                               x
PRINCIPAL FINANCIAL GROUP        PFD     74251V201   10,209    100,000   x                               x
PRINCIPAL FINANCIAL GROUP        PFD     74251V300    5,550    200,000   x                               x
PROCTER AND GAMBLE CO.           COM     742718109    5,219     82,638   x                               x
QUALCOMM INC                     COM     747525103      417      9,785   x                               x
REGIONS TREASURY MONEY MARKET    MF      75913Q878       25     24,701   x                               x
REGIONS FINANCIAL CORP           COM     7591EP100    1,537     43,458   x                               x
ROWAN COMPANIES INC              COM     779382100    2,081     64,095   x                               x
SG PREFERRED CAPITAL II          PFD     784210304    2,628      2,500   x                               x
SLM CORP                         COM     78442P106    1,378     33,700   x                               x
STANDARD AND POORS 500 INDEX     COM     78462F103    6,774     47,705   x                               x
SAFECO CORP                      COM     786429100      974     14,661   x                               x
SAN DIEGO GAS & ELECTRIC         PFD     797440831      410     16,500   x                               x
SCHERING-PLOUGH CORP             COM     806605101    1,547     60,625   x                               x
SOLECTRON CORP                   COM     834182107      168     53,300   x                               x
SOUTHERN CALIFORNIA EDISON       PFD     842400749      511      5,000   x                               x
SOUTHERN CALIFORNIA EDISON       PFD     842400756    1,489     15,000   x                               x
SOUTHERN CO                      COM     842587107    1,305     35,604   x                               x
SOVEREIGN CAPITAL TR V           PFD     84604V204    1,058     40,000   x                               x
SPRINT NEXTEL CORP               COM     852061100    3,388    178,707   x                               x
STRYKER CORP                     COM     863667101    1,810     27,295   x                               x
SYMANTEC CORP                    COM     871503108    1,100     63,585   x                               x
SYSCO CORP                       COM     871829107    1,702     50,325   x                               x
TARGET CORP                      COM     87612E106    2,234     37,705   x                               x
TEVA PHARMACEUTICAL-SP ADR       COM     881624209    2,095     55,979   x                               x
TEXAS INSTRUMENT                 COM     882508104    1,233     40,969   x                               x
THERMO FISHER SCIENTIFIC INC     COM     883556102    2,250     48,130   x                               x
3M CO                            COM     88579Y101    6,939     90,793   x                               x
TIME WARNER INC                  COM     887317105    2,856    144,844   x                               x
TORTOISE ENERGY CAPITAL CORP     COM     89147U100    2,002     67,324   x                               x
TRIBUNE CO                       COM     896047107      793     24,710   x                               x
U S BANCORP                      COM     902973304    2,541     72,652   x                               x
UNION PACIFIC CORP               COM     907818108      995      9,795   x                               x
UNITED PARCEL SERVICE -CL B      COM     911312106    1,207     17,215   x                               x
UNITED TECHNOLOGIES CORP.        COM     913017109    5,068     77,972   x                               x
USB CAPITAL IX                   PFD     91731KAA8    2,051  2,000,000   x                               x
VANGUARD TOTAL INT'L INDEX       MF      921909602      522     28,421   x                               x
VANGUARD EXPLORER FUND           MF      921926200    1,797     24,896   x                               x
VANGUARD WINDSOR II              MF      922018304    2,770     44,157   x                               x
VANGUARD EMERGING MKT            MF      922042841    2,826     86,518   x                               x
VERIZON COMMUNICATIONS           COM     92343V104    3,861    101,826   x                               x
VIACOM INC                       COM     92553P201      834     20,279   x                               x
WACHOVIA PFD FUNDING             PFD     92977V206      999     36,000   x                               x
WACHOVIA CORP                    COM     929903102    4,378     79,530   x                               x
WAL-MART STORES                  COM     931142103    5,844    124,477   x                               x
WALGREEN CO                      COM     931422109      886     19,300   x                               x
WASATCH SMALL CAP GROWTH FD      MF      936772102    1,771     47,398   x                               x
WELLPOINT INC                    COM     94973V107    1,447     17,840   x                               x
WELLS FARGO CO                   COM     949746101    2,256     65,520   x                               x
WERNER ENTERPRISES INC           COM     950755108      401     22,080   x                               x
WEYERHAEUSER CO                  COM     962166104      785     10,506   x                               x
WOLVERINE TUBE INC               COM     978093102       26     11,350   x                               x
WYETH                            COM     983024100      798     15,945   x                               x
XCEL ENERGY INC                  COM     98389B100    1,988     80,530   x                               x
ZIMMER HOLDINGS INC              COM     98956P102    1,610     18,850   x                               x
HELEN OF TROY LTD                COM     G4388N106    1,022     45,000   x                               x
INGERSOLL-RAND CO-A              COM     G4776G101    4,024     92,790   x                               x
NOBLE CORP                       COM     G65422100      816     10,375   x                               x
WEATHERFORD INTL INC             COM     G95089101    1,448     32,100   x                               x
                                                    559,843
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